Segmented Information (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure of geographical areas [abstract]
Schedule of Geographic Segments

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in three geographic segments being Canada, Greenland and United States (Note 6). The Company’s geographic segments are as follows:

	September 30, 2018	December 31, 2017
Equipment
Canada	13	19
Greenland	26	30
Total	39	49

	September 30, 2018	December 31, 2017
Exploration and evaluation assets
Canada	1,948	1,817
Greenland	61,852	48,671
United States	8	6
Total	63,808	50,494